Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,885,608.29

Principal:
Principal Collections	$14,605,861.91
Prepayments in Full	$10,532,591.85
Liquidation Proceeds	$470,041.54
Recoveries	$22,644.79
Sub Total	$25,631,140.09
Collections	$27,516,748.38

Purchase Amounts:
Purchase Amounts Related to Principal	$315,851.19
Purchase Amounts Related to Interest	$2,153.23
Sub Total	$318,004.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,834,752.80

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,834,752.80
Servicing Fee	$477,001.62	$477,001.62	$0.00	$0.00	$27,357,751.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,357,751.18
Interest - Class A-2 Notes	$16,925.68	$16,925.68	$0.00	$0.00	$27,340,825.50
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$27,202,190.50
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$27,148,808.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,148,808.25
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$27,122,245.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,122,245.25
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$27,100,679.25
Third Priority Principal Payment	$981,997.13	$981,997.13	$0.00	$0.00	$26,118,682.12
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$26,084,141.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,084,141.45
Regular Principal Payment	$23,752,794.63	$23,752,794.63	$0.00	$0.00	$2,331,346.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,331,346.82
Residuel Released to Depositor	$0.00	$2,331,346.82	$0.00	$0.00	$0.00
Total		$27,834,752.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$981,997.13
Regular Principal Payment					$23,752,794.63
Total					$24,734,791.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$24,734,791.76	$72.18	$16,925.68	$0.05	$24,751,717.44	$72.23
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$24,734,791.76	$23.05	$291,612.60	$0.27	$25,026,404.36	$23.32

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$50,777,042.69	0.1481676	$26,042,250.93	0.0759914
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$546,227,042.69	0.5090416	$521,492,250.93	0.4859906

Pool Information
Weighted Average APR	4.166%	4.155%
Weighted Average Remaining Term	43.20	42.34
Number of Receivables Outstanding	31,623	30,765
Pool Balance	$572,401,946.15	$546,202,388.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$549,332,830.68	$524,205,045.56
Pool Factor	0.5222416	0.4983379

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$8,193,035.83
Yield Supplement Overcollateralization Amount	$21,997,343.42
Targeted Overcollateralization Amount	$24,710,138.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,710,138.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		122	$275,210.68
(Recoveries)		49	$22,644.79
Net Losses for Current Collection Period			$252,565.89
Cumulative Net Losses Last Collection Period			$3,030,630.57
Cumulative Net Losses for all Collection Periods			$3,283,196.46

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.53%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.37%	368	$7,507,750.67
61-90 Days Delinquent	0.15%	33	$819,665.59
91-120 Days Delinquent	0.05%	12	$254,125.00
Over 120 Days Delinquent	0.08%	20	$430,059.97
Total Delinquent Receivables	1.65%	433	$9,011,601.23

Repossession Inventory:
Repossessed in the Current Collection Period		28	$611,714.66
Total Repossessed Inventory		35	$847,184.30

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4059%
Preceding Collection Period			0.5085%
Current Collection Period			0.5419%
Three Month Average			0.4854%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2479%
Preceding Collection Period			0.2245%
Current Collection Period			0.2113%
Three Month Average			0.2279%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer